Expected Benefit Payments to Retirees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension
Defined Benefit Plan Disclosure [Line Items]
2013	$ 3,487
2014	2,513
2015	2,315
2016	1,782
2017	1,686
2018-2022	6,703
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
2013	1,662
2014	1,670
2015	1,665
2016	1,614
2017	1,567
2018-2022	$ 7,174